Retirement benefits - Summary of Asset Allocation of Plan Assets (Detail) - BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Government Securities [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	65.66%	71.10%	77.17%
Debentures and bonds [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	33.09%	28.04%	22.59%
Fixed deposits [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage		0.24%	0.24%
Equity [member]
Disclosure of defined contribution and benefit schemes [line items]
Plan asset allocation percentage	1.25%	0.62%